SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contributions (Details)	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employer contribution	3.00%